Net Income (Loss) Per Share of Common Stock (Details 1) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	4,119,931	3,600,073
Unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	234,645	1,543,501
Common shares underlying convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	5,036,250	5,000,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted net loss per share	20,712,000	53,130,750